22. INCOME TAX AND DEFERRED TAXES (Details 7) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax And Deferred Taxes Details 7Abstract
Monthly provisional tax payments and other recoverable taxes	$ 23,516,373	$ 28,325,391
Income tax credits	766,847	1,734,392
Total current tax assets	$ 24,283,220	$ 30,059,783